Segmented Reporting - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Sales	$ 3,142,794	$ 3,070,342
Reportable Assets	3,859,951	2,464,189
Reportable segments [member]
Disclosure of operating segments [line items]
Sales	3,142,794	3,070,342
Reportable Assets	2,329,200	2,178,581
Reportable segments [member] | Canada [member]
Disclosure of operating segments [line items]
Sales	243,728	244,715
Reportable Assets	230,414	199,299
Reportable segments [member] | United States [member]
Disclosure of operating segments [line items]
Sales	2,899,066	2,825,627
Reportable Assets	$ 2,098,786	$ 1,979,282